Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 439,926	¥ 413,885
Loans, current		122,424,172	117,874,843
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	122,864,098	118,288,728
Loans, greater than 90 days past due and accruing		47,450	47,737
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		233,327	234,211
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		206,599	179,674
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		36,253	36,922
Loans, current		57,509,659	54,668,051
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	57,545,912	54,704,973
Loans, greater than 90 days past due and accruing		6,374	5,574
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,948	14,136
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		22,305	22,786
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,879	4,106
Loans, current		12,099,459	11,687,217
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	12,104,338	11,691,323
Loans, greater than 90 days past due and accruing		27	222
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		670	1,561
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,209	2,545
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		870	638
Loans, current		911,687	976,453
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	912,557	977,091
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		443	192
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		427	446
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		9,021	8,849
Loans, current		11,052,667	10,728,804
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,061,688	10,737,653
Loans, greater than 90 days past due and accruing		1,856	922
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,260	3,142
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,761	5,707
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,169	2,382
Loans, current		2,486,563	2,670,446
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	2,489,732	2,672,828
Loans, greater than 90 days past due and accruing		106	57
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,085	1,046
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,084	1,336
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,661	6,978
Loans, current		7,876,319	8,316,963
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	7,881,980	8,323,941
Loans, greater than 90 days past due and accruing		147	47
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,436	2,741
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,225	4,237
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		36	513
Loans, current		5,146,786	4,329,157
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	5,146,822	4,329,670
Loans, greater than 90 days past due and accruing		2
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due			7
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		36	506
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,497	934
Loans, current		1,502,540	1,526,472
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,504,037	1,527,406
Loans, greater than 90 days past due and accruing		73
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,062	520
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		435	414
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		304	580
Loans, current		14,736,541	12,670,200
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,736,845	12,670,780
Loans, greater than 90 days past due and accruing			29
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		187	303
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		117	277
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,816	11,942
Loans, current		1,697,097	1,762,339
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,707,913	1,774,281
Loans, greater than 90 days past due and accruing		4,163	4,297
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,805	4,624
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,011	7,318
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		41,173	11,516
Loans, current		36,459,066	35,434,168
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	36,500,239	35,445,684
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,685	9,390
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		23,488	2,126
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		129,692	136,551
Loans, current		14,095,995	14,396,635
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,225,687	14,533,186
Loans, greater than 90 days past due and accruing		40,835	41,801
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		79,243	82,871
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		50,449	53,680
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		49,836	50,791
Loans, current		532,601	501,758
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	582,437	552,549
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		18,181	18,694
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		31,655	32,097
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		25,810	32,067
Loans, current		9,331,855	9,199,435
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	9,357,665	9,231,502
Loans, greater than 90 days past due and accruing		241	362
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality		732	1,116
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,247	20,976
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		8,563	11,091
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		157,162	146,038
Loans, current		4,494,996	3,674,796
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,652,158	3,820,834
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		87,023	88,144
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 70,139	¥ 57,894

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUAH do not include ¥1,116 million and ¥732 million of FDIC covered loans at March 31, 2015 and 2016, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.